Treasury Shares (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 23, 2022	Nov. 24, 2013	Dec. 31, 2022	Dec. 31, 2019
Treasury Shares (Details) [Line Items]
Percentage of owned shares		15.00%
Treasury shares, authorized (in Shares)				2,350
Total treasury shares amount				$ 5,053
Business combination amount				$ 20,103
Repurchase authorization			$ 2,394
Authorization of aggregate consideration	$ 5,000
Board of Directors [Member]
Treasury Shares (Details) [Line Items]
Repurchase authorization	$ 5,000